Intangible assets	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Intangible assets

11. Intangible assets

	2025	2024

Trademark - at cost	52,243	52,243
Less: Accumulated amortisation	(34,877)	(29,653)
	17,366	22,590

	2025	2024

Technology- at cost	6,100,258	1,988,033
Less: accumulated depreciation	(1,688,660)	(713,360)
	4,411,598	1,274,673
Total intangible assets	4,431,894	1,297,263

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

Reconciliations of the movement of intangible assets are set out below

	2025	2024

Trademark
Balance at beginning of the period	22,590	26,414
Additions	-	1,400
Amortization expense	(5,224)	(5,224)
Balance at end of the period	17,366	22,590

	2025	2024

Technology
Balance at beginning of the period	1,274,673	784,947
Additions from internal development	88,465	177,456
Additions acquired *	4,023,760	674,220
Amortization expense	(975,300)	(361,950)
Balance at end of the period	4,411,598	1,274,673

*	Included in additions is acquired intangible assets of:

●	In September 2023, we completed the acquisition of the assets of Steppen Pty Ltd, a fitness technology company based in Australia (“Steppen”). As consideration for the asset acquisition, we issued Steppen an unsecured and non-redeemable convertible promissory note (on the same terms as the recently completed Private Placement), with a principal amount of US$ 64,977 (AUD$100,000). Management determined the acquired intangible assets did not pass the concentration test under IFRS 3 Business Combinations. Thereby accounted for as acquisition of intangible assets, and categorised under technology per the table above.

●	In October 2023, we completed the acquisition of the assets of Mixed Martials Arts LLC, an independent MMA media company, based in the US. As consideration for the asset acquisition, we issued Mixed Martials Arts LLC an unsecured and non-redeemable convertible promissory note (on the same terms as the recently completed Private Placement), with a principal amount of US$250,000 (AUD$384,750) and paid US$25,000 in cash. Management determined the acquired intangible assets did not pass the concentration test under IFRS 3 Business Combinations. Thereby accounted for as acquisition of intangible assets, and categorised under technology per the table above.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED

JUNE 30, 2025, 2024 and 2023

●	In May 2024, we completed the acquisition of the assets of Hype Kit, Inc, a Delaware corporation (“Hype”), an all in-one digital marketing platform, designed to help small businesses grow in today’s age of social media. Hype’s software platform strengthens the Company’s vision to convert 640 million MMA fans to participants by providing invaluable tools to our gym owner, coach, and athlete partners to not only grow their revenues, but also operate more efficiently, save costs and enhance the offerings to their members and community. This acquisition is expected to accelerate Alta’s technology roadmap, bringing forward new subscription revenue opportunities for us, whilst creating cost synergies by materially reducing product development overhead and bringing valuable technology expertise, skills and talent into the business. The acquisition was completed, and the asset purchased for consideration of USD$100,000 (AUD$153,000). The acquisition was completed, and the asset purchased for consideration of USD$100,000 (AUD$153,000). Management determined the acquired intangible assets did not pass the concentration test under IFRS 3 Business Combinations. Thereby accounted for as acquisition of intangible assets, and categorised under technology per the table above.

●	In December 2024 the Company completed the acquisition of BJJ Link, a Jiu Jitsu gym management and fintech platform. Per the Asset Purchase Agreement, the consideration to acquire BJJ Link amounts to US$3 million, distributed in tranches: US$600,000 upon completion, US$1 million on the first anniversary, and US$1.4 million on the second anniversary. The first tranche of US$600,000 was issued in 315,789 shares on December 18, 2024. By referencing the 30-day trading VWAP, the fair value per share was determined to be $1.90/share. Identifiable intangible assets acquired from the business combination comprise the technology platform recognised at A$3,986,918 where the fair value of the intangible asset is equal to fair value of the consideration, and categorised under technology per the table above. Refer Note 18 Business Combination for further details.